DEBT	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
9.	DEBT

In March 2012, the Group entered into a five-year bank credit facility under which the Group can borrow up to RMB500,000 by May 21, 2015, which is subject to bank's reevaluation from time to time. The credit facility is restricted to certain hotels' renovation and the credit facility is not collateralized. The credit facility has a specified expiration schedule for draw down. The interest rate for each draw down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. RMB100,000 of the credit facility expired as of December 31, 2012. In 2013, 2014 and 2015, the Group did not have any additional draw-down and credit facility had expired on May 21, 2015.

In September 2012, the Group entered into a three-year revolving bank credit facility under which the Group can draw-down up to RMB300,000 by October 9, 2015. In December 2013, the Group renewed the bank credit facility under which the Group can borrow up to RMB500,000 by December 11, 2016. The interest rate for this credit facility was determined on the draw-down date and the credit facility was not collateralized. In 2013, 2014 and 2015, the Group has drawn down the credit facility of RMB104,540, nil and RMB100,000 and repaid RMB104,540, nil and RMB100,000, respectively. The weighted average interest rate for borrowings drawn under such credit facility was 6.0% and 5.61% for the year ended December 31, 2013 and 2015, respectively. As of December 31, 2015, a letter of guarantee of RMB700 was issued under this credit facility, and RMB499,300 was available for future borrowing.

In December 2012, the Group entered into a thirty-month bank credit facility under which the Group can draw down up to US$10 million by April 5, 2013. The interest rate for each draw down is based on the twelve-month London Interbank Offered Rate (“Libor”) on draw-down date plus 2.7%. Each draw down will be guaranteed by letter of guarantee or stand-by letter of credit. In 2013, the Group has drawn down US$200 thousand and repaid US$200 thousand and the facility has expired. The weighted average interest rate for borrowings drawn under such credit facility was 3.54% for the year ended December 31, 2013.

In December 2013, the Group signed a one-year entrusted loan contract with a subsidiary of Ctrip.com International, Ltd. under which the Group can borrow up to RMB300,000 for the period from January 6, 2014 to January 5, 2015. The interest rate of this borrowing is 5.4%. According to the agreement, the Group shall settle the unpaid principal and interest with its ordinary shares if the loan is in default. In January 2014, the Group had drawn down RMB300,000 under this contract and fully repaid the amount in November 2014.

In July 2015, the Group entered into a one-year bank loan contract, under which the Group can borrow up to US$30 million for the period ended May 30, 2016, and the Group had a RMB220,000 deposit pledged accordingly. The interest rate of this borrowing is based on the three-month London Interbank Offered Rate (“Libor”) on draw-down date plus 1.2%. In 2015, the Group had drawn down US$30 million under this contract and fully repaid this amount. The weighted average interest rate for borrowings drawn under such credit facility was 1.49% for the year ended December 31, 2015.

In July 2015, the Group entered into a one-year bank loan contract, under which the Group can borrow up to US$50 million for the period ended June 30, 2016, and the Group had a RMB360,000 deposit pledged accordingly. The interest rate of this borrowing is based on the three-month London Interbank Offered Rate (“Libor”) on draw-down date plus 1.2%. As of December 2015, the Group had drawn down US$50 million under this contract. The weighted average interest rate for borrowings drawn under such credit facility was 1.50% for the year ended December 31, 2015. The Company was in compliance with the covenants as of December 31, 2015.